Horizon Digital Frontier ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 87.9%	Shares	Value
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)(b)	12,402	$ 1,839,837

Automobiles - 4.1%
Tesla, Inc. (a)(b)	21,758	8,005,856

Banks - 0.6%
Mizuho Financial Group, Inc. - ADR	59,097	628,792
Sumitomo Mitsui Financial Group, Inc. - ADR	23,114	597,266
		1,226,058

Broadline Retail - 3.1%
Alibaba Group Holding Ltd. - ADR (b)	5,717	651,852
Amazon.com, Inc. (a)(b)	20,637	5,360,874
		6,012,726

Building Products - 0.6%
Johnson Controls International PLC	3,939	544,527
Trane Technologies PLC	1,410	626,604
		1,171,131

Capital Markets - 2.9%
Goldman Sachs Group, Inc.	1,938	1,988,194
Interactive Brokers Group, Inc. - Class A (b)	12,010	1,168,453
Morgan Stanley	6,226	1,328,130
Robinhood Markets, Inc. - Class A (a)(b)	6,787	711,346
UBS Group AG	8,637	481,254
		5,677,377

Chemicals - 0.3%
Shin-Etsu Chemical Co. Ltd. - ADR	32,425	606,996

Communications Equipment - 2.3%
Ciena Corp. (a)	1,260	482,328
Cisco Systems, Inc.	25,618	2,830,533
Lumentum Holdings, Inc. (a)	696	636,673
Nokia Oyj - ADR	49,862	505,600
		4,455,134

Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	284	438,956
Quanta Services, Inc. (b)	1,165	707,260
		1,146,216

Consumer Staples Distribution & Retail - 1.2%
Dollar General Corp.	18,277	2,316,610

Diversified Telecommunication Services - 1.3%
Space Exploration Technologies Corp. - Class A (a)	17,080	2,454,225

Electric Utilities - 0.7%

Constellation Energy Corp. (b)	5,273	1,448,862

Electrical Equipment - 5.5%
ABB Ltd. - ADR (b)	15,313	1,492,252
Bloom Energy Corp. - Class A (a)	2,034	419,614
Eaton Corp. PLC (b)	3,317	1,333,036
Emerson Electric Co.	3,118	475,308
GE Vernova, Inc. (b)	2,193	1,970,476
Rockwell Automation, Inc.	5,804	2,463,392
Schneider Electric SE - ADR	21,910	1,498,206
Vertiv Holdings Co. - Class A (b)	3,888	1,005,903
		10,658,187

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp. - Class A	9,616	1,524,617
Cognex Corp.	42,386	2,583,851
Coherent Corp. (a)	1,838	510,652
Corning, Inc. (b)	7,992	1,188,650
Keysight Technologies, Inc. (a)	1,432	462,106
Murata Manufacturing Co. Ltd. - ADR	38,703	869,656
		7,139,532

Health Care Providers & Services - 1.3%
McKesson Corp.	2,799	2,478,011

Household Durables - 0.2%
Panasonic Holdings Corp. - ADR	15,540	434,809

Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. (b)	2,912	400,021

Industrial Conglomerates - 1.2%
Hitachi Ltd. - ADR (b)	19,412	658,649
Siemens AG - ADR (b)	9,932	1,642,753
		2,301,402

Insurance - 1.2%
American International Group, Inc.	29,591	2,259,569

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class C (b)	21,053	7,061,387
Tencent Holdings Ltd. - ADR (b)	10,013	572,643
		7,634,030

IT Services - 1.8%
Akamai Technologies, Inc. (a)(b)	3,236	351,494
Cloudflare, Inc. - Class A (a)(b)	1,999	609,915
International Business Machines Corp.	8,442	1,974,331
Snowflake, Inc. (a)	1,917	635,351
		3,571,091

Machinery - 2.3%
Atlas Copco AB - ADR	25,117	540,015
Caterpillar, Inc.	4,133	3,295,944
Cummins, Inc.	1,158	653,575
		4,489,534

Media - 0.3%
AppLovin Corp. - Class A (a)	1,733	540,800

Metals & Mining - 4.7%
Agnico Eagle Mines Ltd.	3,766	764,912
Anglo American PLC - ADR	18,402	518,936
Barrick Mining Corp.	12,645	566,875
BHP Group Ltd. - ADR	19,279	1,810,684
Freeport-McMoRan, Inc. (b)	11,670	883,886
Glencore PLC - ADR	42,581	679,593
Newmont Corp.	7,926	999,152
Rio Tinto PLC - ADR	11,648	1,193,920
Southern Copper Corp.	6,640	1,386,868
Vale SA - ADR	26,105	393,925
		9,198,751

Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd.	8,650	433,105
Petroleo Brasileiro SA - Petrobras - ADR	33,172	577,193
Petroleo Brasileiro SA - Petrobras - ADR	24,906	481,931
TotalEnergies SE	6,003	530,125
		2,022,354

Professional Services - 2.1%
Jacobs Solutions, Inc.	27,704	4,129,281

Semiconductors & Semiconductor Equipment - 24.3%
Advanced Micro Devices, Inc. (a)	14,430	6,792,490
Applied Materials, Inc. (b)	7,196	3,298,574
ARM Holdings PLC - ADR (a)	5,644	1,365,340
ASML Holding NV	2,582	4,379,098
Astera Labs, Inc. (a)	1,373	407,754
Broadcom, Inc.	9,583	3,548,968
Cerebras Systems, Inc. - Class A (a)	6,911	1,273,283
Infineon Technologies AG - ADR	11,648	761,896
Intel Corp. (a)	30,066	2,691,208
IonQ, Inc. (a)(b)	10,221	401,788
KLA Corp.	9,923	1,740,990
Lam Research Corp.	9,207	2,775,818
Marvell Technology, Inc.	7,212	1,526,492
Micron Technology, Inc. (b)	2,173	2,083,320
NVIDIA Corp.	56,093	12,384,213
QUALCOMM, Inc.	6,267	1,068,398
Rigetti Computing, Inc. (a)(b)	24,731	387,287
Teradyne, Inc.	1,280	447,782
		47,334,699

Software - 9.4%
Cadence Design Systems, Inc. (a)(b)	2,164	733,120
Crowdstrike Holdings, Inc. - Class A (a)	10,390	2,400,090
Datadog, Inc. - Class A (a)	1,874	444,213
D-Wave Quantum, Inc. (a)(b)	20,313	349,384
Fortinet, Inc. (a)	3,911	668,507
Gen Digital, Inc.	136,034	4,217,054
Nebius Group NV (a)	9,777	2,017,191
Oracle Corp. (b)	20,827	3,105,722
Palantir Technologies, Inc. - Class A (a)(b)	8,249	1,537,449

Palo Alto Networks, Inc. (a)		6,488		2,479,259
Synopsys, Inc. (a)		1,046		459,811
				18,411,800

Technology Hardware, Storage & Peripherals - 6.0%
Dell Technologies, Inc. - Class C		5,726		2,611,113
Hewlett Packard Enterprise Co.		10,870		567,849
Quantum Computing, Inc. (a)(b)		45,991		378,506
Sandisk Corp. (a)		3,369		5,278,212
Western Digital Corp.		6,334		2,853,784
				11,689,464

Trading Companies & Distributors - 0.2%
Mitsubishi Corp. - ADR		16,371		489,329
TOTAL COMMON STOCKS (Cost $156,376,529)				171,543,692

EXCHANGE TRADED FUNDS - 11.5%		Shares		Value
iShares MSCI South Korea ETF		32,599		5,895,855
iShares MSCI Taiwan ETF		153,964		16,632,731
TOTAL EXCHANGE TRADED FUNDS (Cost $20,061,466)				22,528,586

PURCHASED OPTIONS - 0.2% (a)	Notional Amount	Contracts		Value
Call Options - 0.2%
Cboe Bitcoin U.S. ETF Index, Expiration: 12/18/2026; Exercise Price: $1,514.00 (c)(d)	1,487,328	8		326,218
TOTAL PURCHASED OPTIONS (Cost $150,013)				326,218

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (e)		724,817		724,817
TOTAL MONEY MARKET FUNDS (Cost $724,817)				724,817

TOTAL INVESTMENTS - 100.0% (Cost $177,312,825)				195,123,313
Other Assets in Excess of Liabilities - 0.0% (f)			0.00000	948
TOTAL NET ASSETS - 100.0%				$ 195,124,261

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $20,736,907.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(f)	Represents less than 0.05% of net assets.

Horizon Digital Frontier ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
Cboe Bitcoin U.S. ETF Index, Expiration: 12/18/2026; Exercise Price: $1,514.00 (b)(c)	$ (1,487,328)	(8)	$ (30,703)
TOTAL WRITTEN OPTIONS (Premiums received $145,236)			$ (30,703)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Digital Frontier ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 171,543,692	$ –	$ –	$ 171,543,692
Exchange Traded Funds	22,528,586	–	–	22,528,586
Purchased Options	–	326,218	–	326,218
Money Market Funds	724,817	–	–	724,817
Total Investments	$ 194,797,095	$ 326,218	$ –	$ 195,123,313

Liabilities:
Investments:
Written Options	$ –	$ (30,703)	$ –	$ (30,703)
Total Investments	$ –	$ (30,703)	$ –	$ (30,703)

Refer to the Schedule of Investments for further disaggregation of investment categories.